Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,898	$ 3,707
Tax authority and other institutions	215	347
Estimated accrual for a certain batch production incident	1,726	1,726
Derivative liabilities	80
Accrued expenses	1,797	1,274
Revenue Earnout payables (please refer to Note 6)		1,962
Other	162	114
Other current liabilities	$ 7,878	$ 9,130